Aug. 06, 2019

SUPPLEMENT DATED MAY 14, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

Use of Exchange Traded Funds (“ETFs”) and Mutual Funds

1.	The following sentence is hereby added before the last sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Section of the Prospectus for each Fund:

To meet its objective, the Fund may invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets.